Deferred income tax - Differences between the accounting and tax basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 6,883	$ 27,339
Deferred tax expense (income)	(37,501)	9,997	$ (5,825)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(813)	9,916	(7,963)
Deferred income tan other income	400	(543)
Deferred tax liability (asset)	45,597	6,883	27,339
Total deferred tax asset	290,600	250,349
Unrecognized deferred tax asset	(50,214)	(40,948)
Net deferred tax assets	240,386	209,401
Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Total deferred tax asset	139,614	106,223
Unrecognized deferred tax asset	(8,152)	(761)
Net deferred tax assets	131,462	105,462
Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Total deferred tax asset	68,151	68,114
Unrecognized deferred tax asset	(19,544)	(19,544)
Net deferred tax assets	48,607	48,570
Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Total deferred tax asset	53,418	47,859
Unrecognized deferred tax asset	(22,518)	(20,643)
Net deferred tax assets	30,900	27,216
Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Total deferred tax asset	21,369	20,681
Net deferred tax assets	21,369	20,681
Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Total deferred tax asset	8,048	7,472
Net deferred tax assets	8,048	7,472
Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	36	123
Deferred tax expense (income)	(6)	(87)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	30	36	123
Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(2)	(161)
Deferred tax expense (income)	(166)	159
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	(168)	(2)	(161)
Deferred Liability For Derivative Financial Instruments [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(813)	0
Deferred tax expense (income)	0	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	813	(813)
Deferred income tan other income	0
Deferred tax liability (asset)	0	(813)	0
Deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	209,437	196,819
Deferred tax expense (income)	30,579	22,264
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	(9,103)
Deferred income tan other income	400	(543)
Deferred tax liability (asset)	240,416	209,437	196,819
Deferred asset [Member] | Deferred asset for income tax before allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	209,401	187,593
Deferred tax expense (income)	30,585	22,351
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	400	(543)
Deferred tax liability (asset)	240,386	209,401	187,593
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	105,462	94,939
Deferred tax expense (income)	25,866	10,919
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0	(396)
Deferred tax liability (asset)	131,328	105,462	94,939
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	48,570	47,482
Deferred tax expense (income)	37	1,088
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	48,607	48,570	47,482
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	27,216	19,793
Deferred tax expense (income)	3,684	7,423
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	30,900	27,216	19,793
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	20,681	15,459
Deferred tax expense (income)	422	5,369
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	400	(147)
Deferred tax liability (asset)	21,503	20,681	15,459
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	7,472	9,920
Deferred tax expense (income)	576	(2,448)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	8,048	7,472	9,920
Deferred asset [Member] | Deferred asset included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	209,401	196,696
Deferred tax expense (income)	30,585	22,351
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	(9,103)
Deferred income tan other income	400	(543)
Deferred tax liability (asset)	240,386	209,401	196,696
Deferred asset [Member] | Deferred asset included in retained earnings [Member] | Derivative financial instruments [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	9,103
Deferred tax expense (income)	0	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	(9,103)
Deferred income tan other income	0
Deferred tax liability (asset)	0	0	9,103
Deferred asset [Member] | Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	0
Deferred tax expense (income)	0	0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	0	0	0
Deferred liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(202,554)	(169,480)
Deferred tax expense (income)	6,922	(32,261)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	813	(813)
Deferred income tan other income	0
Deferred tax liability (asset)	(194,819)	(202,554)	(169,480)
Deferred liability [Member] | Deferred liability for income tax [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(201,739)	(169,319)
Deferred tax expense (income)	7,088	(32,420)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	(194,651)	(201,739)	(169,319)
Deferred liability [Member] | Deferred liability for income tax [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(74,480)	(77,603)
Deferred tax expense (income)	(4,550)	3,123
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	(79,030)	(74,480)	(77,603)
Deferred liability [Member] | Deferred liability for income tax [Member] | Effect of translation into U.S. dollars [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(61,271)	(46,023)
Deferred tax expense (income)	14,995	(15,248)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	(46,276)	(61,271)	(46,023)
Deferred liability [Member] | Deferred liability for income tax [Member] | Differences in amortization rates for development costs [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(65,988)	(45,693)
Deferred tax expense (income)	(3,357)	(20,295)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	0	0
Deferred income tan other income	0
Deferred tax liability (asset)	$ (69,345)	$ (65,988)	$ (45,693)